Equity (Details)				12 Months Ended
	Nov. 29, 2024 USD ($) $ / shares shares	Aug. 08, 2024 $ / shares shares	Apr. 30, 2024 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares
Equity [Line Items]
Authorized share capital (in Dollars) | $				$ 50,000
Number of shares authorized				1,000,000,000
Shares issued		25,000,000		283	279	43
Owned subsidiary percentage			99.90%
Subsidiary ownership remaining percentage			0.10%
Gross proceeds (in Dollars) | $				$ 7,187,000
Class A shares [member]
Equity [Line Items]
Number of shares authorized				900,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00005		$ 0.00005
Number of votes		1
Shares issued		22,500,000	18,018,018
Number of shares outstanding		22,500,000
Issued capital public offering		2,500,000
Class B shares [member]
Equity [Line Items]
Number of shares authorized				100,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00005		$ 0.00005
Shares issued		5,625,000
Number of shares outstanding		5,625,000
BriliA Inc [Member] | Class A shares [member]
Equity [Line Items]
Shares issued		17,500,000
BriliA Inc [Member] | Class B shares [member]
Equity [Line Items]
Shares issued		4,375,000
BrilliA Singapore [Member]
Equity [Line Items]
Percentage of shares assigned for exchange			100.00%
BrilliA Singapore [Member] | Class A shares [member]
Equity [Line Items]
Number of shares exchanged			1,981,982
PT MAP [Member]
Equity [Line Items]
Owned subsidiary percentage			99.99%
Percentage of remaining shares holding			0.01%
Representative’s Warrants [Member]
Equity [Line Items]
Warrants issued (in Dollars) | $				$ 307,737
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4
Shares issued	2,500,000
Gross proceeds (in Dollars) | $	$ 10,000,000
Net proceeds (in Dollars) | $	7,187,000
Offering costs (in Dollars) | $	$ 2,813,000
Initial Public Offering [Member] | Class A shares [member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4
Shares issued	2,500,000
Initial Public Offering [Member] | Representative’s Warrants [Member] | Class A shares [member]
Equity [Line Items]
Purchase of ordinary shares	125,000
Percentage of transaction share amounts	5.00%